N-2 - $ / shares	Jul. 13, 2023	Jul. 11, 2023
Cover [Abstract]
Entity Central Index Key	0000876717
Amendment Flag	false
Document Type	424B5
Entity Registrant Name	abrdn Global Income Fund, Inc.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]	Investing in the Fund’s Common Shares involves certain risks. You could lose some or all of your investment. See “Risk factors” on page 27 of the Prospectus.
Share Price		$ 6.01
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]		13,379,563